INCOME TAXES	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 4 - INCOME TAXES

As of December 31, 2017 and September 30, 2017, the Company had net operating loss carry forwards of $14,014 and $94,241, respectively, that may be available to reduce future taxable income through 2034.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

	Three Months Ended
	December 31,
	2017	2016
Income tax expense (benefit) at statutory rate	$27,277	$(2,520)
Valuation allowance	(27,277)	2,520
Income tax expense per books	$-	$-

Net deferred tax assets consist of the following components as of:

	December 31, 2017	September 30, 2017
Net operating loss carry forward	$32,042	$32,042
Net operating losses utilized	(27,277)	-
Valuation allowance	(4,765)	(32,042)
Net deferred tax asset	$-	$-

NOTE 5 - PROVISION FOR INCOME TAXES

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

	September 30, 2017	September 30, 2016
Income tax expense at statutory rate	$764	$14,766
Valuation allowance	(764)	(14,766)
Income tax expense	$-	$-

Net deferred tax assets consist of the following components as of:

	September 30, 2017	September 30, 2016
Net operating loss carry forward	$32,042	$31,278
Valuation allowance	(32,042)	(31,278)
Net deferred tax asset	$-	$-

Utilization of the net operating loss (“NOL”) carry forwards, of approximately $94,241 for federal income tax reporting purposes, is subject to an annual limitation due to ownership change that occurred during the year ended September 30, 2017 and any changes in ownership that may occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). These ownership changes may limit the amount of the NOL carry forwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders. The Company does not believe that the recent changes to the Code will have any material effect on its ability to use the NOL.